Operating leases - Maturity of operating lease liabilities (Details) - USD ($)	Dec. 31, 2020	Jan. 01, 2018
Operating lease
2021	$ 473,361
2022	299,029
2023	269,859
2024	273,082
2025	277,062
2026	46,959
Total lease payments	1,639,352
Less imputed interest	(141,575)
Present value of lease liabilities	$ 1,497,777	$ 1,471,753